Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 28, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Accounting Policies [Line Items]
FDIC insured amount		$ 250,000	$ 250,000	$ 250,000
Cash equivalents, at carrying value		$ 0	$ 0	$ 0
Restricted investments term		185 days	185 days	185 days
Deferred tax assets net of valuation allowance		$ 151,000	$ 349,000	$ 1,600,000
Unrecognized tax benefits		0	0	0
Accrued for interest and penalties		$ 0	0	$ 0
Terms Of Restricted Investments	185 days
Cash held in the Trust Account			$ 80,900,000
Common Class A [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding		7,948,405	7,948,405	40,000,000
Number of common stock A into which the class of warrant or right may be converted.		20,000,000	20,000,000	20,000,000	20,000,000